Note 7 - Income Taxes	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Income Tax Disclosure [Text Block]
7.	Income taxes

Cayman Islands

The Company is incorporated in the Cayman Islands and is not subject to income tax under the current laws of the Cayman Islands.

BVI

BeyondSpring Ltd., BVI Biotech, SEED and SEED Technology are all incorporated in the BVI and are not subject to income tax under the current laws of the BVI.

U.S.

BeyondSpring US and SEED US are incorporated in Delaware, the U.S. They are subject to statutory U.S. Federal corporate income tax at a rate of 21% for all years presented.

Australia

BeyondSpring Australia is incorporated in Australia and is subject to corporate income tax at a rate of 30%. BeyondSpring Australia had no taxable income for all years presented and therefore, no provision for income taxes is required. BeyondSpring Australia was deregistered in Australia in March 2023.

Hong Kong

BeyondSpring HK is incorporated in Hong Kong. Companies registered in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. BeyondSpring HK had no taxable income for all years presented and therefore, no provision for income taxes is required.

BEYONDSPRING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(Amounts in thousands of U.S. Dollars (“$”) and Renminbi (“RMB”),

except for number of shares and per share data)

7.	Income Taxes (continued)

PRC

Wanchun Dalian, Wanchunbulin, Beijing Wanchun, and Wanchun Hongji are subject to the statutory tax rate of 25% in accordance with the PRC Enterprise Income Tax Law (“EIT Law”), which was effective since January 1, 2008. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant HNTE criteria before using the preferential rate. An entity could re-apply for the HNTE certificate when the prior certificate expires. Starting from 2022, Wanchunbulin is designated as the qualified HNTE and is subject to the preferential statutory tax rate of 15% for 3 years.

The components of loss (income) before income tax are as follows:

	Year Ended December 31,
	2021	2022	2023
	$	$	$
Cayman Islands	5,652	3,522	2,100
U.S.	34,318	13,144	8,305
PRC	6,368	7,253	2,674
BVI	18,336	12,831	8,757
Australia	(36)	(633)	6

Loss before income tax	64,638	36,117	21,842

Income tax expenses for the years ended December 31, 2021, 2022 and 2023 are as follows:

	Year Ended December 31,
	2021	2022	2023
	$	$	$
Current income tax	3,570	163	106
Deferred income tax	-	-	-

Income tax expenses	3,570	163	106

A reconciliation of the differences between income tax expenses and the amount computed by applying the U.S. Federal corporate income tax rate of 21% for the years of 2021, 2022 and 2023 are as follows. The U.S. statutory tax rate is being used as this is the jurisdiction of the primary operations:

	Year Ended December 31,
	2021	2022	2023
	$	$	$
Loss before income tax	64,638	36,117	21,842

Expected income tax benefit	13,574	7,585	4,566
Tax rate difference	(3,796)	(2,253)	(1,800)
Non-deductible expenses	(788)	812	20
Research tax credits	1,096	1,437	359
Non-taxable income	21	-	-
Tax preference	3,755	(667)	(336)
Others	(262)	(216)	389
Current and deferred tax rate differences	-	672	383
Stock Compensation Expense - Windfall	-	-	(807)
R&D super deduction	-	389	409
Interest expenses	-	(315)	(523)
Change in valuation allowance	(17,170)	(7,607)	(2,766)

Total income tax (expenses)	(3,570)	(163)	(106)

BEYONDSPRING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(Amounts in thousands of U.S. Dollars (“$”) and Renminbi (“RMB”),

except for number of shares and per share data)

7.	Income Taxes (continued)

Net deferred tax assets as of December 31, 2022 and 2023 consisted of the following:

	December 31,
	2022	2023
	$	$
Deferred tax assets:
Net operating loss carryforward	26,571	28,325
Deferral of tax deduction of R&D expenses	6,857	6,820
Mandatory R&D Capitalization	3,819	5,602
Share-based compensation	1,591	1,687
Deferred Incentive Compensation	-	24
Deferred revenue	8,630	7,699
Research tax credits	5,295	5,698
Operating lease liabilities	1,043	841
Accruals and reserves	21	400
Total deferred tax assets	53,827	57,096

Deferred tax liabilities:
Unrealized gain	(41)	(46)
Depreciation	(346)	(345)
Operating lease right-of-use assets	(1,153)	(925)
Total deferred tax liabilities	(1,540)	(1,316)

Total gross deferred tax assets	52,287	55,780
Less: valuation allowance	(52,287)	(55,780)

Net deferred tax assets	-	-

The Company operates through several subsidiaries and valuation allowances are considered for each of the subsidiaries on an individual basis. The Company recorded a valuation allowance against deferred tax assets of those subsidiaries that are individually in a three-year cumulative loss, or in a cumulative loss and not forecasting profits in the foreseeable future as of December 31, 2022 and 2023. As of December 31, 2023, the Company continues to assert indefinite reinvestment on the excess of the financial reporting bases over tax bases in the Company’s investments in foreign subsidiaries. A deferred tax liability of nil has not been established for the approximately nil of cumulative undistributed foreign earnings that may be subject to withholding taxes.

As of December 31, 2023, the Company had U.S. and PRC tax loss carryforwards of approximately $122,818 and $11,721, respectively. For losses incurred in the U.S. in years after December 31, 2017, the Tax Cuts and Jobs Act included a limitation on the deduction for net operating losses to 80% of current year taxable income and a provision where such losses can be carried forward indefinitely. $18,347 of loss carryforwards generated prior to 2018 are not limited in their current usage and can be carried forward for 20 years after the year they were generated. Whereas the PRC unused tax losses can be carried forward for 10 years and $11,748 will fully expire by 2027 if not utilized.

As of December 31, 2022 and 2023, the Company had unrecognized tax benefits of $3,634 and $3,194, respectively, of which $1,391 and $1,348, respectively, were offset against the deferred tax assets on tax losses carried forward, and the remaining amount of $2,243 and 1,846, respectively, which if ultimately recognized, would impact the effective tax rate. The gross unrecognized tax benefits for the years ended December 31, 2021, 2022 and 2023 were as follows:

	Year Ended December 31,
	2021	2022	2023
	$	$	$
Beginning balance, as of January 1	730	1,065	3,634
Additions based on tax positions related to prior tax years	283	3,099	-
Reductions based on tax positions related to prior tax years	-	(608)	(440)
Additions based on tax positions related to current tax year	52	78	-
Ending balance, as of December 31
	1,065	3,634	3,194

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expenses. For the year ended December 31, 2021, the Company did not recognize interest and penalties accrued related to unrecognized tax benefits in income tax expenses. For the years end December 31, 2022 and 2023, the Company recognized $315 and $523 interest accrued respectively related to unrecognized tax benefits in income tax expense. The Company had approximately $518 and $1,041 in accumulated accrued interest and penalties recorded in other current liabilities as of December 31, 2022 and 2023, respectively.

The Company does not anticipate that the amount of existing unrecognized tax benefits will significantly change within the next 12 months, and the fluctuation in deferred taxes would essentially be offset by a valuation allowance. The Company’s subsidiaries in the U.S., Australia and PRC filed income tax returns in the U.S., Australia and PRC, respectively. For the entities in the U.S., the tax returns are subject to U.S. federal and state income tax examination by tax authorities for tax years beginning in 2020. For the entity in Australia, the tax returns are open to examination by Australian Taxation Office for tax years beginning in 2020. For entities in the PRC, the tax returns for tax years after 2018 are open to examination by the PRC tax authorities.

BEYONDSPRING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(Amounts in thousands of U.S. Dollars (“$”) and Renminbi (“RMB”),

except for number of shares and per share data)